STOCKHOLDERS' EQUITY - Changes in accumulated other comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Beginning Balance	$ (327)	$ (347)
Other comprehensive income (loss) before reclassifications	45	12
Amounts reclassified out of accumulated other comprehensive income (loss)	(23)	1
Other Comprehensive Income (Loss), Tax	0	(7)
Other Comprehensive Income (Loss)	22	20	$ (65)
Ending Balance	(305)	(327)	(347)
Foreign Currency Translation
Beginning Balance	(301)	(335)
Other comprehensive income (loss) before reclassifications	(11)	33
Amounts reclassified out of accumulated other comprehensive income (loss)	(8)	0
Other Comprehensive Income (Loss), Tax	3	(1)
Other Comprehensive Income (Loss)	(22)	34
Ending Balance	(323)	(301)	(335)
Prior Service Credits
Beginning Balance	122	123
Other comprehensive income (loss) before reclassifications	0	0
Amounts reclassified out of accumulated other comprehensive income (loss)	(1)	(1)
Other Comprehensive Income (Loss), Tax	0	0
Other Comprehensive Income (Loss)	(1)	(1)
Ending Balance	121	122	123
Actuarial Losses
Beginning Balance	(165)	(155)
Other comprehensive income (loss) before reclassifications	65	(17)
Amounts reclassified out of accumulated other comprehensive income (loss)	(12)	2
Other Comprehensive Income (Loss), Tax	0	(5)
Other Comprehensive Income (Loss)	53	(10)
Ending Balance	(112)	(165)	(155)
Unrealized Gains (Losses) on Derivatives
Beginning Balance	17	20
Other comprehensive income (loss) before reclassifications	(9)	(4)
Amounts reclassified out of accumulated other comprehensive income (loss)	(2)	0
Other Comprehensive Income (Loss), Tax	(3)	(1)
Other Comprehensive Income (Loss)	(8)	(3)
Ending Balance	$ 9	$ 17	$ 20